NET LOSS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2019
NET LOSS PER COMMON SHARE
Schedule of computation of basic and diluted net loss per common share

The following table sets forth the computation of basic and diluted net loss per common share (in thousands, except share and per share data):

	Years Ended
	December 31,
	2019	2018
Numerator:
Net loss	$(45,513)	$(16,521)
Denominator:
Weighted-average common stock outstanding	12,831,221	5,483,149
Net loss per share attributable to common stockholders - basic and diluted	$(3.55)	$(3.01)

Schedule of potential dilutive securities excluded from the computation of diluted net loss per share attributable to common stockholders

	As of
	December 31,
	2019	2018
Preferred Stock	—	3,093,898
Options to purchase common stock	4,079,888	1,035,466
Warrants to purchase common stock	462,364	309,389